Document and Entity Information Document	12 Months Ended
Dec. 31, 2011
Entity Information [Line Items]
Entity Registrant Name	NEWELL RUBBERMAID INC
Trading Symbol	nwl
Entity Central Index Key	0000814453
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Current Reporting Status	Yes